Employees - Summary of Total compensation cost for persons Employed by the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee [line items]
Share-based payment expense	£ 1,636	£ 2,190	£ 3,652
Total employee	8,007	6,198
Research and development expenses [member]
Disclosure of employee [line items]
Salaries	2,824	1,792
Social security costs	110	(30)
Pension contributions	62	73
Share-based payment expense	152	526
Administrative expenses [member]
Disclosure of employee [line items]
Salaries	3,384	2,903
Social security costs	(124)	(828)
Pension contributions	114	99
Share-based payment expense	£ 1,485	£ 1,663